Regulatory Requirements And Capital Ratios (Schedule Of Capital Amounts And Ratios) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Parent Company
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier one capital amount	$ 371,677	$ 345,620
Common equity tier one ratio	13.30%	13.70%
Common equity tier one, minimum capital required basel III phase in schedule, capital amount	$ 142,845	$ 113,919
Common equity tier one captial ratio, minimum capital required basel III phase in schedule	5.125%	4.50%
Common equity tier one capital required, minimum capital required basel III fully phased in	$ 195,105	$ 177,207
Common equity tier one capital ratio, minimum capital required basel III fully phased in	7.00%	7.00%
Common equity tier one capital required to be well capitalized	$ 181,169	$ 164,549
Common equity tier one capital ratio required to be well capitalized	6.50%	6.50%
Total Capital, Amount	$ 408,406	$ 382,180
Total Capital, Ratio	14.70%	15.10%
Total Capital, minimum capital required basel III phase in schedule	$ 240,397	$ 202,522
Total Capital Ratio, minimum capital required basel III phase in schedule	8.625%	8.00%
Total Capital, minimum capital required basel III fully phased in	$ 292,658	$ 265,810
Total Capital Ratio, minimum capital required basel III fully phased in	10.50%	10.50%
Capital Required to be Well Capitalized	$ 278,722	$ 253,152
Total Capital, Minimum Ratio	10.00%	10.00%
Tier I Capital, Amount	$ 387,677	$ 361,620
Tier one risk based capital, minimum capital required basel III phase in schedule	$ 184,653	$ 151,891
Tier one risk based capital ratio minimum capital required basel III phase in schedule	6.625%	6.00%
Tier one risk based capital, minimum capital required basel III fully phased in	$ 236,913	$ 215,180
Tier one risk based capital ratio, minimum capital required basel III fully phased in	8.50%	8.50%
Tier One Risk Based Capital Required to be Well Capitalized	$ 222,977	$ 202,522
Tier I Capital, Ratio	13.90%	14.30%
Tier I Capital, Well Capitalized Ratio	8.00%	8.00%
Tier 1 Capital, Average Assets, Amount	$ 387,677	$ 361,620
Tier I Capital, Average Assets, Ratio	10.10%	10.20%
Tier One Leverage Capital, minimum capital required basel III phase in schedule	$ 153,864	$ 142,521
Tier One Leverage Ratio, minimum capital required basel III phase in schedule	4.00%	4.00%
Tier One Leverage Capital, minimum capital required basel III fully phased in	$ 153,864	$ 142,521
Tier One Leverage Ratio, minimum capital required basel III fully phased in	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 192,330	$ 178,151
Tier 1 Capital, Average Assets, Well Capitalized Ratio	5.00%	5.00%
City National
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier one capital amount	$ 310,912	$ 264,812
Common equity tier one ratio	11.20%	10.50%
Common equity tier one, minimum capital required basel III phase in schedule, capital amount	$ 141,860	$ 113,209
Common equity tier one captial ratio, minimum capital required basel III phase in schedule	5.125%	4.50%
Common equity tier one capital required, minimum capital required basel III fully phased in	$ 193,761	$ 176,103
Common equity tier one capital ratio, minimum capital required basel III fully phased in	7.00%	7.00%
Common equity tier one capital required to be well capitalized	$ 179,921	$ 163,524
Common equity tier one capital ratio required to be well capitalized	6.50%	6.50%
Total Capital, Amount	$ 338,675	$ 308,804
Total Capital, Ratio	12.20%	12.30%
Total Capital, minimum capital required basel III phase in schedule	$ 238,741	$ 201,260
Total Capital Ratio, minimum capital required basel III phase in schedule	8.625%	8.00%
Total Capital, minimum capital required basel III fully phased in	$ 290,641	$ 264,154
Total Capital Ratio, minimum capital required basel III fully phased in	10.50%	10.50%
Capital Required to be Well Capitalized	$ 276,801	$ 251,575
Total Capital, Minimum Ratio	10.00%	10.00%
Tier I Capital, Amount	$ 318,872	$ 288,752
Tier one risk based capital, minimum capital required basel III phase in schedule	$ 183,381	$ 150,945
Tier one risk based capital ratio minimum capital required basel III phase in schedule	6.625%	6.00%
Tier one risk based capital, minimum capital required basel III fully phased in	$ 235,281	$ 213,839
Tier one risk based capital ratio, minimum capital required basel III fully phased in	8.50%	8.50%
Tier One Risk Based Capital Required to be Well Capitalized	$ 221,441	$ 201,260
Tier I Capital, Ratio	11.50%	11.50%
Tier I Capital, Well Capitalized Ratio	8.00%	8.00%
Tier 1 Capital, Average Assets, Amount	$ 318,872	$ 288,752
Tier I Capital, Average Assets, Ratio	8.30%	8.10%
Tier One Leverage Capital, minimum capital required basel III phase in schedule	$ 153,088	$ 141,874
Tier One Leverage Ratio, minimum capital required basel III phase in schedule	4.00%	4.00%
Tier One Leverage Capital, minimum capital required basel III fully phased in	$ 153,088	$ 141,874
Tier One Leverage Ratio, minimum capital required basel III fully phased in	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 191,359	$ 177,343
Tier 1 Capital, Average Assets, Well Capitalized Ratio	5.00%	5.00%